Housing loans and deposits from customers in the banking business (Tables)	12 Months Ended
Mar. 31, 2018
Banking and Thrift [Abstract]
Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year

At March 31, 2018, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2020	39,058
2021	19,395
2022	9,120
2023	11,295
2024	9,736
Later fiscal years	19,203

Total	107,807